Goodwill and Intangible Assets - Summary of Continuity of Goodwill By Group of CGUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Goodwill [Line Items]
Beginning balance	$ 16,728	$ 5,285
Acquisitions		10,900
Foreign exchange and other	46	543
Ending balance	16,774	16,728
Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	15,119	4,026
Acquisitions		10,578
Foreign exchange and other	43	515
Ending balance	15,162	15,119
Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	1,081	824
Acquisitions		237
Foreign exchange and other	2	20
Ending balance	1,083	1,081
Capital markets [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	528	435
Acquisitions		85
Foreign exchange and other	1	8
Ending balance	529	528
Wealth and Asset Management [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	1,079	822
Acquisitions		237
Foreign exchange and other	2	20
Ending balance	1,081	1,079
Insurance products [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2	2
Ending balance	2	2
Canada [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	330	97
Acquisitions		233
Ending balance	330	330
United States [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	14,789	3,929
Acquisitions		10,345
Foreign exchange and other	43	515
Ending balance	$ 14,832	$ 14,789